Schedule of Investments (unaudited)
June 30, 2021
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Equity Funds — 100.0%
Master Advantage Large Cap Core Portfolio(a)	$ 3,399,613,384	$ 3,399,613,384
Total Investments — 100.0% (Cost: $2,465,526,086)		3,399,613,384
Liabilities in Excess of Other Assets — (0.0)%		(1,181,828)
Net Assets — 100.0%		$ 3,398,431,556
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Advantage Large Cap Core Portfolio	$ 2,804,526,325	$ —	$ (202,664,040)(a)(b)	$ 431,038,319	$ 366,712,780	$ 3,399,613,384	$3,399,613,384	$ 22,891,793	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
BlackRock Advantage Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $3,399,613,384 and 77.5%, respectively.
The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
HEICO Corp.	14,191	$ 1,978,509
Lockheed Martin Corp.	76,327	28,878,321
Mercury Systems, Inc.(a)	19,793	1,311,880
		32,168,710
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	98,835	9,257,875
Expeditors International of Washington, Inc.	390,219	49,401,725
		58,659,600
Airlines — 0.1%
Delta Air Lines, Inc.(a)	82,635	3,574,790
Southwest Airlines Co.(a)	40,638	2,157,472
		5,732,262
Auto Components — 1.1%
BorgWarner, Inc.	988,814	47,997,032
Automobiles — 1.3%
Tesla, Inc.(a)	80,658	54,823,243
Banks — 2.1%
Bank of Hawaii Corp.	4,107	345,892
Citigroup, Inc.	170,951	12,094,783
First Hawaiian, Inc.	29,325	831,070
JPMorgan Chase & Co.	165,695	25,772,200
Pinnacle Financial Partners, Inc.	36,757	3,245,276
Regions Financial Corp.	48,277	974,230
Signature Bank	60,638	14,895,725
Truist Financial Corp.	309,179	17,159,434
Wells Fargo & Co.	284,390	12,880,023
Wintrust Financial Corp.	11,804	892,737
Zions Bancorp NA	29,198	1,543,406
		90,634,776
Beverages — 0.9%
Molson Coors Beverage Co., Class B(a)	97,509	5,235,258
PepsiCo, Inc.	241,849	35,834,767
		41,070,025
Biotechnology — 2.4%
AbbVie, Inc.	105,961	11,935,447
Alexion Pharmaceuticals, Inc.(a)	2,788	512,183
Amgen, Inc.	52,102	12,699,863
BioMarin Pharmaceutical, Inc.(a)	49,771	4,152,892
Gilead Sciences, Inc.	845,452	58,217,825
Vertex Pharmaceuticals, Inc.(a)	82,024	16,538,499
		104,056,709
Building Products — 1.6%
Allegion PLC	104,270	14,524,811
Carrier Global Corp.	192,658	9,363,179
Lennox International, Inc.	19,302	6,771,141
Owens Corning	15,531	1,520,485
Trane Technologies PLC	207,815	38,267,054
		70,446,670
Capital Markets — 3.1%
Ameriprise Financial, Inc.	3,113	774,763
Bank of New York Mellon Corp.	189,279	9,696,763
Charles Schwab Corp.	368,379	26,821,675
CME Group, Inc.	47,816	10,169,507
Invesco Ltd.	282,608	7,554,112
Moody’s Corp.	56,077	20,320,623
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	666,103	$ 61,074,984
Stifel Financial Corp.	15,081	978,154
		137,390,581
Chemicals — 1.4%
Ecolab, Inc.	107,004	22,039,614
PPG Industries, Inc.	214,298	36,381,371
Sherwin-Williams Co.	5,771	1,572,309
		59,993,294
Commercial Services & Supplies — 0.9%
Cintas Corp.	10,879	4,155,778
Copart, Inc.(a)	158,507	20,895,978
IAA, Inc.(a)	251,129	13,696,575
		38,748,331
Construction & Engineering — 0.2%
EMCOR Group, Inc.	27,305	3,363,703
Quanta Services, Inc.	78,692	7,127,134
		10,490,837
Construction Materials — 0.0%
Vulcan Materials Co.	8,099	1,409,793
Consumer Finance — 1.8%
Ally Financial, Inc.	755,962	37,677,146
American Express Co.	238,733	39,445,854
		77,123,000
Containers & Packaging — 0.3%
Crown Holdings, Inc.	146,577	14,981,635
Distributors — 0.4%
Genuine Parts Co.	134,361	16,992,636
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(a)	86,423	12,713,687
H&R Block, Inc.	140,906	3,308,473
Terminix Global Holdings, Inc.(a)	216,442	10,326,448
		26,348,608
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(a)	41,633	11,570,643
Voya Financial, Inc.	523,166	32,174,709
		43,745,352
Diversified Telecommunication Services — 0.1%
AT&T Inc.	73,972	2,128,914
Electric Utilities — 1.4%
Eversource Energy	306,619	24,603,108
NextEra Energy, Inc.	120,652	8,841,379
OGE Energy Corp.	431,310	14,513,581
Pinnacle West Capital Corp.	27,472	2,251,880
Southern Co.	63,420	3,837,544
Xcel Energy, Inc.	98,720	6,503,674
		60,551,166
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.(a)	847,888	15,151,759
National Instruments Corp.	196,723	8,317,448
		23,469,207
Energy Equipment & Services — 0.7%
Schlumberger NV	917,538	29,370,391
TechnipFMC PLC(a)	232,353	2,102,795
		31,473,186
Entertainment — 2.1%
Live Nation Entertainment, Inc.(a)	95,264	8,344,174

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Roku, Inc.(a)	32,495	$ 14,923,329
Spotify Technology SA(a)	73,896	20,364,998
Walt Disney Co.(a)	205,653	36,147,628
Zynga, Inc., Class A(a)	1,156,582	12,294,467
		92,074,596
Equity Real Estate Investment Trusts (REITs) — 2.1%
Brixmor Property Group, Inc.	285,813	6,542,260
Equinix, Inc.	41,182	33,052,673
Equity Residential	5,752	442,904
Macerich Co.	71,371	1,302,521
Prologis, Inc.	432,725	51,723,619
RLJ Lodging Trust	73	1,112
		93,065,089
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	175,018	69,249,372
Food Products — 1.4%
Bunge Ltd.	39,729	3,104,821
Conagra Brands, Inc.	266,561	9,697,489
Hershey Co.	155,263	27,043,709
Kellogg Co.	149,635	9,626,020
McCormick & Co., Inc.	133,411	11,782,860
		61,254,899
Gas Utilities — 0.3%
Atmos Energy Corp.	54,345	5,223,098
Southwest Gas Holdings, Inc.	56,354	3,730,071
UGI Corp.	101,245	4,688,656
		13,641,825
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	39,411	24,080,121
Danaher Corp.	99,809	26,784,743
Dexcom, Inc.(a)	101,527	43,352,029
Envista Holdings Corp.(a)	21,238	917,694
Hill-Rom Holdings, Inc.	28,307	3,215,392
IDEXX Laboratories, Inc.(a)	85,868	54,229,936
		152,579,915
Health Care Providers & Services — 2.0%
1Life Healthcare, Inc.(a)	66,817	2,208,970
AmerisourceBergen Corp.	119,787	13,714,414
Anthem, Inc.	50,677	19,348,479
Cigna Corp.	23,132	5,483,903
Henry Schein, Inc.(a)	72,869	5,406,151
McKesson Corp.	129,960	24,853,550
UnitedHealth Group, Inc.	35,823	14,344,962
		85,360,429
Health Care Technology — 0.3%
Cerner Corp.	93,257	7,288,967
Teladoc Health, Inc.(a)	23,516	3,910,476
		11,199,443
Hotels, Restaurants & Leisure — 2.4%
Aramark	49,294	1,836,201
Chipotle Mexican Grill, Inc.(a)	9,105	14,115,846
International Game Technology PLC(a)	235,031	5,631,343
Marriott Vacations Worldwide Corp.(a)	2,591	412,746
McDonald’s Corp.	43,404	10,025,890
MGM Resorts International	55,543	2,368,909
Planet Fitness, Inc., Class A(a)	54,199	4,078,475
Rush Street Interactive, Inc.(a)	21,826	267,587
Shake Shack, Inc., Class A(a)	110,855	11,863,702
Six Flags Entertainment Corp.(a)	313,327	13,560,792
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	123,336	$ 7,332,325
Wendy’s Co.	198,854	4,657,161
Wyndham Hotels & Resorts, Inc.	64,975	4,697,043
Wynn Resorts Ltd.(a)	179,017	21,893,779
		102,741,799
Household Durables — 0.2%
iRobot Corp.(a)	38,695	3,613,726
KB Home	137,989	5,618,912
		9,232,638
Household Products — 0.9%
Colgate-Palmolive Co.	443,682	36,093,531
Procter & Gamble Co.	35,512	4,791,634
		40,885,165
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	10,887	456,601
Sunnova Energy International, Inc.(a)	147,881	5,569,198
		6,025,799
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	173,367	38,028,051
Roper Technologies, Inc.	29,865	14,042,523
		52,070,574
Insurance — 2.8%
Athene Holding Ltd., Class A(a)	12,103	816,952
First American Financial Corp.	56,823	3,542,914
Marsh & McLennan Cos., Inc.	186,027	26,170,278
MetLife, Inc.	877,542	52,520,889
Progressive Corp.	176,756	17,359,207
Travelers Cos., Inc.	133,298	19,956,044
Willis Towers Watson PLC	13,760	3,165,075
		123,531,359
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(a)	51,273	125,197,899
Alphabet, Inc., Class C(a)	29,948	75,059,271
Facebook, Inc., Class A(a)	189,213	65,791,252
Twitter, Inc.(a)	215,752	14,845,895
		280,894,317
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(a)	33,560	115,451,770
eBay, Inc.	40,399	2,836,414
Etsy, Inc.(a)	9,561	1,968,036
		120,256,220
IT Services — 5.8%
Accenture PLC, Class A	180,847	53,311,887
Automatic Data Processing, Inc.	124,112	24,651,125
Fidelity National Information Services, Inc.	118,261	16,754,036
Fiserv, Inc.(a)	151,214	16,163,265
Mastercard, Inc., Class A	89,903	32,822,686
Okta, Inc.(a)	7,299	1,785,919
Paychex, Inc.	8,641	927,179
PayPal Holdings, Inc.(a)	180,888	52,725,234
Twilio, Inc., Class A(a)	10,505	4,140,651
Visa, Inc., Class A	210,014	49,105,474
		252,387,456
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	190,819	28,204,956
Bio-Rad Laboratories, Inc., Class A(a)	761	490,305
Bruker Corp.	27,598	2,096,896

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
PPD, Inc.(a)	58,309	$ 2,687,462
Thermo Fisher Scientific, Inc.	4,950	2,497,126
		35,976,745
Machinery — 2.6%
Caterpillar, Inc.	52,988	11,531,778
Deere & Co.	118,364	41,748,166
Oshkosh Corp.	159,904	19,930,435
Otis Worldwide Corp.	284,844	23,291,694
Xylem, Inc.	145,101	17,406,316
		113,908,389
Media — 1.1%
Cardlytics, Inc.(a)	2,882	365,812
Comcast Corp., Class A	340,544	19,417,819
Discovery, Inc., Class A(a)	383,582	11,768,296
Discovery, Inc., Class C(a)	34,121	988,827
Fox Corp., Class A	11,342	421,128
Sirius XM Holdings, Inc.	2,586,669	16,916,815
		49,878,697
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	93,946	14,176,451
Multiline Retail — 1.2%
Target Corp.	222,411	53,765,635
Multi-Utilities — 1.2%
Ameren Corp.	42,825	3,427,713
Consolidated Edison, Inc.	516,057	37,011,608
DTE Energy Co.	96,160	12,462,336
NiSource, Inc.	21,569	528,441
		53,430,098
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	52,528	545,766
Chesapeake Energy Corp.	71,885	3,732,269
Chevron Corp.	240,442	25,183,895
Continental Resources, Inc.	114,249	4,344,890
Devon Energy Corp.	26,627	777,242
EOG Resources, Inc.	185,728	15,497,144
Hess Corp.	151,282	13,209,944
Kinder Morgan, Inc.	770,824	14,052,122
Phillips 66	402,711	34,560,658
Valero Energy Corp.	96,004	7,495,992
		119,399,922
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	31,311	9,959,403
Herbalife Nutrition Ltd.(a)	125,967	6,642,240
		16,601,643
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	529,313	35,368,695
Johnson & Johnson	565,453	93,152,727
Pfizer, Inc.	254,986	9,985,252
		138,506,674
Professional Services — 0.3%
IHS Markit Ltd.	39,427	4,441,846
Robert Half International, Inc.	82,893	7,374,990
		11,816,836
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	155,847	13,360,763
Road & Rail — 0.7%
Landstar System, Inc.	67,774	10,709,648
Security	Shares	Value
Road & Rail (continued)
Ryder System, Inc.	222,399	$ 16,530,918
Schneider National, Inc., Class B	67,946	1,479,184
		28,719,750
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(a)	158,296	14,868,743
Applied Materials, Inc.	173,599	24,720,498
Cirrus Logic, Inc.(a)	58,009	4,937,726
Intel Corp.	964,357	54,139,002
Lam Research Corp.	5,249	3,415,524
NVIDIA Corp.	34,738	27,793,874
QUALCOMM, Inc.	456,344	65,225,248
Silicon Laboratories, Inc.(a)	9,330	1,429,822
Xilinx, Inc.	26,301	3,804,177
		200,334,614
Software — 10.6%
Adobe, Inc.(a)	133,650	78,270,786
Alteryx, Inc., Class A(a)	29,330	2,522,967
Appian Corp.(a)	2,577	354,982
Cadence Design Systems, Inc.(a)	118,347	16,192,236
HubSpot, Inc.(a)	26,637	15,521,913
InterDigital, Inc.	9	657
Intuit, Inc.	127,975	62,729,506
Microsoft Corp.	612,426	165,906,203
PagerDuty, Inc.(a)	18,703	796,374
PTC, Inc.(a)	65,200	9,210,152
salesforce.com, Inc.(a)	24,669	6,025,897
ServiceNow, Inc.(a)	37,828	20,788,377
Splunk, Inc.(a)	152,509	22,049,751
UiPath, Inc., Class A(a)(b)	51,935	3,527,945
VMware, Inc., Class A(a)(b)	140,119	22,414,836
Workday, Inc., Class A(a)	133,237	31,809,001
Zendesk, Inc.(a)	42,420	6,122,903
		464,244,486
Specialty Retail — 1.3%
Home Depot, Inc.	100,569	32,070,448
Lithia Motors, Inc.	8,364	2,874,205
Lowe’s Cos., Inc.	73,462	14,249,424
TJX Cos., Inc.	110,485	7,448,899
		56,642,976
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	1,673,070	229,143,667
Dell Technologies, Inc., Class C(a)	253,173	25,233,753
Hewlett Packard Enterprise Co.	2,456,958	35,822,448
HP, Inc.	256,528	7,744,580
NetApp, Inc.	70,837	5,795,883
		303,740,331
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(a)	11,537	1,344,291
Levi Strauss & Co., Class A	62,542	1,733,664
NIKE, Inc., Class B	118,457	18,300,422
Ralph Lauren Corp.	47,253	5,566,876
		26,945,253
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	34,287	1,541,201
New York Community Bancorp, Inc.	1,070,479	11,796,679
Radian Group, Inc.	63,230	1,406,867
		14,744,747

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)	43,537	$ 7,369,073
WW Grainger, Inc.	24,041	10,529,958
		17,899,031
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	125,928	4,572,446
Total Long-Term Investments — 99.3% (Cost: $3,121,909,130)		4,355,551,949
Short-Term Securities(c)(d)
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	42,617,355	42,617,355
SL Liquidity Series, LLC, Money Market Series, 0.13%(e)	12,386,174	12,389,890
Total Short-Term Securities — 1.3% (Cost: $55,000,902)		55,007,245
Total Investments — 100.6% (Cost: $3,176,910,032)		4,410,559,194
Liabilities in Excess of Other Assets — (0.6)%		(26,164,524)
Net Assets — 100.0%		$ 4,384,394,670
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 109,976,399	$ —	$ (67,359,044)(a)	$ —	$ —	$ 42,617,355	42,617,355	$ 17,681	$ —
SL Liquidity Series, LLC, Money Market Series	22,241,319	—	(9,854,132)(a)	4,340	(1,637)	12,389,890	12,386,174	493,770(b)	—
				$ 4,340	$ (1,637)	$ 55,007,245		$ 511,451	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	220	09/17/21	$ 47,175	$ 476,328
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,355,551,949	$ —	$ —	$ 4,355,551,949
Short-Term Securities
Money Market Funds	42,617,355	—	—	42,617,355
	$ 4,398,169,304	$ —	$ —	4,398,169,304
Investments valued at NAV(a)				12,389,890
				$ 4,410,559,194
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 476,328	$ —	$ —	$ 476,328
(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s